Consolidated Statements of Income and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Research and development expenses	$ (5,698)	$ (7,274)	$ (5,587)
General and administrative expenses	(4,204)	(4,775)	(4,967)
Operating loss	(9,902)	(12,049)	(10,554)
Financing income (expenses), net	(308)	1,942	62
Net loss and comprehensive loss	$ (10,210)	$ (10,107)	$ (10,492)
Basic net loss per share (in Dollars per share)	$ (0.54)	$ (0.74)	$ (0.91)
Diluted net loss per share (in Dollars per share)	$ (0.54)	$ (0.74)	$ (0.91)
Weighted average number of ordinary shares used in computing basic net loss per share (in Shares)	18,602,082	13,640,168	11,504,521
Weighted average number of ordinary shares used in computing diluted net loss per share (in Shares)	18,602,082	13,640,168	11,504,521